OIL AND NATURAL GAS PROPERTIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
OIL AND NATURAL GAS PROPERTIES
Evaluated oil and natural gas properties - cost	$ 6,933,071		$ 6,933,071	$ 6,368,179
Accumulated depletion and impairment	(6,280,775)		(6,142,978)	(5,426,488)
Oil and natural gas properties, net	652,296		790,093	941,691
Unevaluated properties	0		0	0
Depletion expense	$ 137,797	$ 194,871	$ 716,490	$ 767,401